OPERATING LEASE COMMITMENTS (Table)	24 Months Ended
Dec. 31, 2011
Operating Lease Commitments [Abstract]
Schedule of Future Minimum Lease Payments Required Under the Operating Leases

Years Ending December 31,
2012	$1,165
2013	1,095
2014	1,070
2015	993
2016	780
Thereafter	519

$5,622